Finance Liabilities (Annual Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finance Liabilities [Abstract]
Year 1	$ 9,437
Year 2	9,808
Year 3	10,224
Year 4	10,661
Year 5	11,151
Year 6 and thereafter	82,056
Total finance liabilities	$ 133,337	$ 142,370